SHARE-BASED COMPENSATION (Schedule of Parameters Used in Valuing Fair Value of Options) (Details) - Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Black-Scholes-Merton option-pricing model assumptions:
Expected volatility, minimum	58.00%	59.00%	44.00%
Expected volatility, maximum	60.00%	60.00%	62.00%
Risk-free rate, minimum	1.90%	1.20%	1.29%
Risk-free rate, maximum	2.20%	2.10%	2.28%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term	5 years	5 years 6 months	5 years
Share price	$ 15.96	$ 26.64	$ 36.00
Maximum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term	7 years	7 years	7 years
Share price	$ 26.40	$ 38.40	$ 61.44